CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net of allowance and reserves	$ 676	$ 902
Preferred Stock, par value (in usd per share)	$ 0.001	$ 0.001
Preferred Stock, authorized shares	500,000,000	500,000,000
Preferred Stock, issued shares	0	0
Preferred Stock, outstanding shares	0	0
Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000
Common Stock, issued shares	45,797,402	38,343,333
Common Stock, outstanding shares	45,797,402	38,343,333
Class B Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000
Common Stock, issued shares	209,919,402	209,919,402
Common Stock, outstanding shares	209,919,402	209,919,402
Class C Common Stock
Common Stock, par value (in usd per share)	$ 0.001	$ 0.001
Common Stock, authorized shares	1,500,000,000	1,500,000,000
Common Stock, issued shares	0	0
Common Stock, outstanding shares	0	0